Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock Options Outstanding, Exercisable and Available for Grant
Stock options outstanding, exercisable and available for grant at December 31, 2019, are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2019	4,275,744	$3.76
Granted	584,297	3.85
Exercised	(118,500)	3.34
Forfeited or expired	(205,080)	4.46

Outstanding at December 31, 2019	4,536,461	$3.75	4.01	$124

Vested or expected to vest at December 31, 2019	4,301,432	$3.73	3.81	$97

Exercisable at December 31, 2019	1,085,814	$4.10	2.68	$3

Available for grant at December 31, 2019	4,186,650

Other Information Concerning Stock Options
Other information concerning stock options are as follows:

	For the Year Ended December 31,
	2019	2018	2017
Weighted average fair value of stock options granted	$1.56	$2.05	$1.66
Aggregate intrinsic value of stock options exercised	161	349	2,786

Schedule of Weighted-Average Assumptions Used to Determine Fair Value of Options
The following weighted-average assumptions were used to determine the fair value of stock options under ASC 718:

	Year Ended December 31,
	2019	2018	2017
Expected term (years)	6.50	6.50	6.50
Risk free interest rate	2.54%	2.75%	2.26%
Volatility factor	37.73%	43.74%	47.39%
Dividend yield	—	—	—

Unvested Restricted Stock Awards	The following table summarizes information about unvested restricted stock awards as of December 31, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2019	1,032,715	$4.32
Granted	792,803	4.38
Vested	(516,491)	4.27
Forfeited	(81,169)	4.86

Unvested at December 31, 2019	1,227,858	$4.34

Stock-Based Compensation Recognized
For the years ended December 31, 2019, 2018 and 2017, the Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2019	2018	2017
Stock-based compensation:
Costs of processing and distribution	$144	$132	$132
Marketing, general and administrative	3,623	4,179	6,432
Research and development	60	60	44

Total	$3,827	$4,371	$6,608